Other non-current assets	12 Months Ended
Dec. 31, 2023
Other Noncurrent Assets [Abstract]
Note 9 - Other non-current assets
Note 9 – Other non-current assets

As of December 31
2023	2022
$ millions	$ millions

Surplus in employees' defined benefit plans (1)	112	97
Non-current inventories	74	65
Long term deposits	11	9
Receivables from equity-accounted investees sale	9	22
Investments in equity-accounted investees	2	3
Derivative designated as a cash flow hedge	1	19
Other	30	16
	239	231

(1)	See Note 16.